Derivatives - Summary of Nominal Amount and Fair Value of Credit Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1, 2023	€ 4,820
At December 31, 2023	4,043	€ 4,820
At January 1, 2023	28
At December 31, 2023	71	28
CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1, 2023	4,820	4,449
Increase/(Decrease) during the year	(778)	371
At December 31, 2023	4,043	4,820
At January 1, 2023	28	70
Increase/(Decrease) during the year	43	(42)
At December 31, 2023	€ 71	€ 28